Borrowings - Financial Leasing (Details) $ in Thousands	Dec. 31, 2021 USD ($) m³	Jan. 22, 2021 USD ($) installment m³	Oct. 21, 2020 USD ($) installment m³	Dec. 31, 2020 USD ($)
Borrowings
Outstanding balance	$ 3,658,220			$ 3,773,221
GAS-twenty five Ltd
Borrowings
Cargo capacity (in cbm) | m³	174,000
GAS-twenty four Ltd
Borrowings
Cargo capacity (in cbm) | m³	174,000
GasLog Hong Kong SLB
Borrowings
Proceeds from sale and finance leaseback			$ 163,406
Leaseback bareboat charter period in years			12 years
Price at which the vessel can or will be bought back			$ 70,000
Amount of premium payable			$ 30,000
Number of quarterly repayments | installment			48
Final balloon payment			$ 70,000
Outstanding balance	$ 152,725			$ 163,406
GasLog Hong Kong SLB | First 20 installments
Borrowings
Number of quarterly repayments | installment			20
Installment amount			$ 2,670
GasLog Hong Kong SLB | Following 28 installments
Borrowings
Number of quarterly repayments | installment			28
Installment amount			$ 1,429
GasLog Hong Kong SLB | GAS-twenty five Ltd
Borrowings
Cargo capacity (in cbm) | m³			174,000
Refinancing of outstanding indebtedness			$ 136,776
GasLog Houston SLB
Borrowings
Proceeds from sale and finance leaseback		$ 165,958
Leaseback bareboat charter period in years		8 years
Sale leaseback, repurchase period		8 years
Price at which the vessel can or will be bought back		$ 99,575
Number of quarterly repayments | installment		32
Installment amount		$ 2,074
Final balloon payment		$ 99,575
Outstanding balance	$ 159,735
GasLog Houston SLB | GAS-twenty four Ltd
Borrowings
Cargo capacity (in cbm) | m³		174,000
Refinancing of outstanding indebtedness		$ 130,889